Short-term debt (Tables)	9 Months Ended
Sep. 30, 2024
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	September 30,	December 31,
	2024	2023

Commercial paper program	99,749	399,078
Borrowings under lines of credit	4,013	57,754
Other	163	72
Short-term debt	103,925	456,904